Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (14,773)	$ (11,129)	$ (13,372)
Adjustments to reconcile net loss to net cash provided by operating activities:
Vessel depreciation	12,392	6,390	5,744
Other fixed assets depreciation	50	373	120
Equity losses/(gains) in unconsolidated joint ventures	(778)	(291)	27
Non-cash debt conversion expenses			842
Amortization and write off of deferred financing costs	1,812	1,305	1,640
Amortization of debt discount	324	2,504	7,500
Stock-based compensation expense	(34)	(34)	(25)
Change in fair value of derivative financial instruments	(1,457)	(1,821)	(175)
Write-off of short term debt		(180)	(1,118)
Non-cash operating lease expense	1,478
Amortization of prepaid bareboat charter hire		1,657	1,657
Other operating income			(914)
Impairment on unconsolidated joint ventures	3,144
Impairment on vessels (Note 4(c))	12,310
Trade accounts receivable	173	(194)	(602)
Inventories	(385)	58	(62)
Prepayments and other	180	(380)	436
Due from related parties	75	(75)	34
Due to related parties	(1,781)	2,621	(1,034)
Accounts payable	1,462	695	(207)
Accrued liabilities	1,665	203	1,196
Unearned revenue	3,337	(986)	(992)
Net Cash provided by Operating Activities	19,194	716	695
Cash Flows used in Investing Activities:
Advances for vessels under construction and capitalized expenses	(155,090)	(63,555)	(6,757)
Vessel acquisitions	(48,140)		(34,671)
Investments in unconsolidated joint ventures		(3,681)	(17,639)
Purchase of 10% of M/T Stenaweco Elegance		(1,190)
Acquisitions of other fixed assets, net	(36)
Net Cash used in Investing Activities	(203,266)	(68,426)	(59,067)
Cash Flows from Financing Activities:
Proceeds from debt	252,969	28,500	24,849
Proceeds from short-term debt	6,760	32,783	68,790
Proceeds from related party debt		26,152	3,148
Principal payments and prepayments of debt	(50,466)	(10,221)	(9,546)
Redemption of Series E Shares	(14,302)
Prepayment of related party debt		(1,408)	(7,233)
Prepayment of short term debt	(20,280)	(8,993)
Prepayment of short term Notes		(5,656)
Excess of purchase price over book value of vessels		(22,260)	(12,909)
Proceeds from issuance of common stock	18,892	5,781	9,726
Proceeds from warrant exercises	4,619	2,330	1,567
Equity offering issuance costs	(1,859)	(536)	(1,342)
Payment of financing costs	(6,647)	(1,713)	(1,159)
Derivative financial instrument termination payments	(5)
Net Cash provided by Financing Activities	189,681	44,759	83,391
Net increase/(decrease) in cash and cash equivalents and restricted cash	5,609	(22,951)	25,019
Cash and cash equivalents and restricted cash at beginning of year	7,662	30,613	5,594	$ 30,613
Cash and cash equivalents and restricted cash at end of the year	13,271	7,662	30,613	13,271
Cash and cash equivalents	4,412	57	24,081	4,412
Restricted cash, current	859	1,290	1,283	859
Restricted cash, non-current	8,000	6,315	5,249	$ 8,000
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities/Due to related parties	533	555	43
Interest paid, net of capitalized interest	14,866	6,322	5,103
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	759	2,109	372
Equity issuance costs included in liabilities	386	117	1,108
Elimination of beneficial conversion feature with debt extinguishment (Note 8)		(3,451)
Beneficial conversion feature of Series E perpetual convertible preferred stock (Note 17)	9,339
Settlement of related party debt, interest, finance fees and dividends with issuance of Series E Shares (Note 8 and 17)	28,158
Dividends payable included in Due to related parties (Note 17)	1,621
Excess of consideration over acquired assets (Note 1)	(6,701)
Transfer of R.O.U. asset balances after operating lease termination to Vessels, net (Note 4b)	3,800
Carrying value of net assets of companies acquired (Note 1)	7,649
Reversal of equity offering costs not payable	(1,500)
Equity Offering of Common Stock to Settle Notes [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Shares issued in exchange for converting debt, interest & finance fees		14,811	58,794
Stock Issued in Exchange for Converting Debt, Interest & Finance Fees [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Shares issued in exchange for converting debt, interest & finance fees			10,890
Series C Convertible Preferred Stock [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of Series C convertible preferred stock			$ 7,500